Trade and Other Receivables and Assets (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables and Assets
	December 31
	2020	2019
	€ in thousands
Current Assets - Other receivables:
Government authorities	3,232	781
Income receivable	3,420	1,075
Interest receivable	36	38
Current tax	32	-
Trade receivable	382	805
Inventory	306	284
Derivatives (refer to Note 21)	78	94
Prepaid expenses and other	2,339	1,805
	9,825	4,882
Non-current Assets - Long term receivables:
Advance tax payment	-	-
Prepaid expenses associated with long term loans	2,731	12,218
Annual rent deposits	30	30
Other	1	1
	2,762	12,249